Consolidated Income Statements $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares		Dec. 31, 2025 MXN ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares
Statement [Line Items]
Net sales	$ 46,340	[1]	$ 834,390	$ 775,551	$ 699,640
Other operating revenues	365	[1]	6,564	6,034	3,052
Total revenues	46,705	[1]	840,954	781,585	702,692
Cost of goods sold	27,734	[1]	499,378	460,072	423,185
Gross profit	18,971	[1]	341,576	321,513	279,507
Administrative expenses	2,184	[1]	39,325	39,085	32,307
Selling expenses	12,736	[1]	229,324	211,966	188,732
Other income	184	[1]	3,317	3,588	13,102
Other expenses	341	[1]	6,133	9,440	6,252
Interest expense	1,183	[1]	21,303	20,002	14,916
Interest income	426	[1]	7,662	11,910	17,609
Foreign exchange loss (gain) , net	319	[1]	5,747	(11,929)	9,849
Gain on monetary position for subsidiaries in hyperinflationary economies	21	[2]	385	209	94
Market value (gain) loss on financial instruments	(96)	[1]	(1,729)	2,109	440
Income before income taxes and share in the profit of equity method accounted investees	2,935	[1]	52,837	66,547	57,816
Income taxes	1,103	[1]	19,860	25,433	12,971
Share in the loss of equity method accounted investees	(83)	[1]	(1,498)	(993)	(406)
Net income from continuing operations	1,749	[1]	31,479	40,121	44,439
Net income from discontinued operations	87	[1]	1,574	115	32,238
CONSOLIDATED NET INCOME	1,836	[1],[3]	33,053	40,236	76,677
Controlling interest	1,079	[1]	19,431	26,735	65,689
Non-controlling interest	$ 757	[1]	$ 13,622	$ 13,501	$ 10,988
Series B shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Basic earnings per share from continuing operations attributable to equity holders of the parent (in pesos per share) | (per share)	$ 0.05	[1]	$ 0.91	$ 1.34	$ 1.67
Basic earnings per share from discontinued operations attributable to equity holders of the parent (in pesos per share) | (per share)	0	[1]	0.08	0.01	1.61
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Diluted earnings per share from continuing operations attributable to equity holders of the parent (in dollars per share) | (per share)	0.05	[1]	0.91	1.33	1.67
Diluted earnings per share from discontinued operations attributable to equity holders of the parent (in dollars per share) | (per share)	0	[1]	0.08	0.01	1.61
Series D shares
Basic earnings per share from continuing operations attributable to equity holders of the parent
Basic earnings per share from continuing operations attributable to equity holders of the parent (in pesos per share) | (per share)	0.07	[1]	1.25	1.70	2.09
Basic earnings per share from discontinued operations attributable to equity holders of the parent (in pesos per share) | (per share)	0.01	[1]	0.11	0.01	2.02
Diluted earnings per share from continuing operations attributable to equity holders of the parent
Diluted earnings per share from continuing operations attributable to equity holders of the parent (in dollars per share) | (per share)	0.07	[1]	1.25	1.69	2.09
Diluted earnings per share from discontinued operations attributable to equity holders of the parent (in dollars per share) | (per share)	$ 0.01	[1]	$ 0.11	$ 0.01	$ 2.01
Aggregate continuing and discontinued operations
Statement [Line Items]
Gain on monetary position for subsidiaries in hyperinflationary economies	$ 21	[1]	$ 385	$ 209	$ 94
CONSOLIDATED NET INCOME			$ 31,479	$ 40,121	$ 44,439

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.4